United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q

             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-3181

                      (Investment Company Act File Number)


                      Federated Short-Term Municipal Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



                        Date of Fiscal Year End: 6/30/05


                 Date of Reporting Period: Quarter ended 9/30/04



Item 1.     Schedule of Investments

Federated Short-Term Municipal Trust
Portfolio of Investments
September 30, 2004(unaudited)


 Principal
 Amount                                                            Credit
 or Shares                                                         Rating       1       Value


                  Municipal Bonds--100.1%
                  Alabama--4.7%
$2,000,000        Alabama State Public School & College
                  Authority, Revenue Bonds, 5.00%, 2/1/2007       AA / Aa3        $     2,136,600
 3,040,000        Alabama State Public School & College
                  Authority, Revenue Bonds, 5.00%, 2/1/2008       AA / Aa3              3,300,832
 2,760,000        DCH Health Care Authority, Health Care
                  Facilities Revenue Bonds, 3.50%, 6/1/2005       A+ / A1               2,786,082
 5,400,000        Jefferson County, AL Sewer System,
                  (Series B-1-A), ARS, (MBIA Insurance
                  Corp. INS)                                      AAA / Aaa             5,400,000
 1,275,000        Lauderdale County & Florence, AL Health
                  Care Authority, Revenue Bonds, (Series
                  2000A), 5.50% (Coffee Health Group)/(MBIA
                  Insurance Corp. INS), 7/1/2006                  AAA / Aaa             1,352,354
 1,190,000        Lauderdale County & Florence, AL Health
                  Care Authority, Revenue Bonds, (Series
                  2000A), 5.50% (Coffee Health Group)/(MBIA
                  Insurance Corp. INS), 7/1/2005                  AAA / Aaa             1,223,463
                  Total                                                                 16,199,331
                  Alaska--0.9%
 3,000,000        Alaska State Housing Finance Corp., State
                  Capital Project Revenue Bonds, (Series
                  2001A), 5.00% (MBIA Insurance Corp. INS),
                  12/1/2006                                       AAA / Aaa             3,189,060
                  Arizona--3.4%
 1,500,000        Maricopa County, AZ Pollution Control
                  Corp., (Series 1994C), 1.95% TOBs
                  (Arizona Public Service Co.), Optional
                  Tender 3/1/2005                                 BBB / Baa1            1,493,835
 2,500,000        Maricopa County, AZ Pollution Control
                  Corp., (Series 1994D), 1.875% TOBs
                  (Arizona Public Service Co.), Mandatory
                  Tender 3/1/2005                                 BBB / Baa1            2,495,175
 1,000,000        Maricopa County, AZ Pollution Control
                  Corp., (Series 1994F), 1.875% TOBs
                  (Arizona Public Service Co.), Mandatory
                  Tender 3/1/2005                                 BBB / Baa1            998,280
 500,000          Maricopa County, AZ Unified School
                  District No. 210, (GO UT), 5.00%, 7/1/2007      AA / Aa3              539,200
 1,405,000        Mohave County, AZ IDA, Correctional
                  Facilities Contract Revenue Bonds,
                  (Series 2004A), 5.00% (Mohave Prison
                  LLC)/(XL Capital Assurance Inc. INS),
                  4/1/2007                                        AAA / NR              1,503,476
 2,000,000        Salt River Project, AZ Agricultural
                  Improvement & Power District, Electric
                  System Refunding Revenue Bonds, (Series
                  2002D), 5.00%, 1/1/2007                         AA / Aa2              2,134,440
 600,000          University Medical Center Corp, AZ,
                  Hospital Revenue Bonds, 5.00% (University
                  of Arizona Medical Center), 7/1/2009            BBB+ / A3             645,456
 1,000,000      2,Yavapai, AZ IDA, Solid Waste Disposal
                  Revenue Bonds, 4.45% TOBs (Waste
                  Management, Inc.), Mandatory Tender
                  3/1/2008                                        BBB / NR              1,029,820
 1,000,000      2,Yavapai, AZ IDA, Solid Waste Disposal
                  Revenue Bonds, 3.65% TOBs (Waste
                  Management, Inc.), Mandatory Tender
                  3/1/2006                                        BBB / NR              1,010,200
                  Total                                                                 11,849,882
                  Arkansas--1.5%
 1,000,000        Arkansas Development Finance Authority,
                  Correctional Facilities Refunding Revenue
                  Bonds, (Series 2003A), 5.00% (FGIC INS),
                  11/15/2006                                      AAA / Aaa             1,061,760
 1,000,000        Arkansas Development Finance Authority,
                  Exempt Facilities Revenue Bonds, 2.85%
                  TOBs (Waste Management, Inc.), Mandatory
                  Tender 8/1/2005                                 BBB / NR              1,001,320
 125,000          Arkansas Development Finance Authority,
                  SFM Revenue Bonds, (Series 1997A-R),
                  6.50% (MBIA Insurance Corp. INS), 2/1/2011      AAA / NR              126,592
 1,420,000        Pulaski County, AR, Hospital Refunding
                  Revenue Bonds, (Series 2002B), 4.00%
                  (Arkansas Children's Hospital), 3/1/2005        A / A2                1,428,918
 1,595,000        Pulaski County, AR, Hospital Refunding
                  Revenue Bonds, (Series 2002B), 4.75%
                  (Arkansas Children's Hospital), 3/1/2008        A / A2                1,657,221
                  Total                                                                 5,275,811
                  California--6.3%
 2,500,000        California PCFA, Solid Waste Disposal
                  Revenue Bonds, 2.00% TOBs (Republic
                  Services, Inc.), Mandatory Tender
                  12/1/2004                                       BBB+ / NR             2,498,500
 1,000,000        California State Department of Water
                  Resources Power Supply Program, Power
                  Supply Revenue Bonds, (Series A), 5.50%,
                  5/1/2005                                        BBB+ / A2             1,021,270
 3,000,000        California State, Refunding UT GO Bonds,
                  5.00%, 2/1/2008                                 A / A3                3,241,320
 5,575,000        California State, SAVR's, (Series D-4),
                  05/01/2033                                      A / A3                5,575,000
 1,250,000        California State, SAVRs, (2003 Series
                  D-5), 05/01/2033                                A / A3                1,247,638
 5,000,000        California State, SAVRs, (Series D-2),
                  05/01/2033                                      A / A3                4,994,850
 1,000,000        California Statewide Communities
                  Development Authority, Revenue Bonds,
                  (Series 2002C), 3.70% TOBs (Kaiser
                  Permanente), Mandatory Tender 5/31/2005         A / A3                1,011,870
 1,000,000        California Statewide Communities
                  Development Authority, Revenue Bonds,
                  (Series 2002D), 4.35% TOBs (Kaiser
                  Permanente), Mandatory Tender 2/1/2007          A / A3                1,048,250
 1,000,000        Santa Clara County, CA Financing
                  Authority, Special Obligation Bonds,
                  (Series 2003: Measure B Transportation
                  Improvement Program), 4.00% (Santa Clara
                  County, CA), 8/1/2006                           NR / A2               1,032,470
                  Total                                                                 21,671,168
                  Colorado--1.7%
 55,000           Colorado HFA, SFM Revenue Bond, (Series
                  C-1), 7.65%, 12/1/2025                          NR / Aa2              55,264
 25,000           Colorado HFA, Single Family Program
                  Subordinate Bonds, (Series 1998B),
                  4.625%, 11/1/2005                               NR / A1               25,049
 1,770,000        Colorado Health Facilities Authority,
                  Health Facilities Revenue Bonds, (Series
                  2004A), 5.00% (Evangelical Lutheran Good
                  Samaritan Society), 6/1/2010                    A- / A3               1,886,431
 3,810,000        Countrydale, CO Metropolitan District, LT
                  GO Refunding Bonds, 3.50% TOBs (Compass
                  Bank, Birmingham LOC), Mandatory Tender
                  12/1/2007                                       NR / A1               3,869,512
                  Total                                                                 5,836,256
                  Connecticut--0.4%
 1,500,000        Connecticut Development Authority,
                  Refunding PCR Bonds, 3.00% TOBs (United
                  Illuminating Co.), Mandatory Tender
                  2/1/2009                                        NR / Baa2             1,493,430
                  District Of Columbia--0.6%
 1,055,000        District of Columbia, Revenue Bonds,
                  (Series 1999), 3.60% TOBs (819 7th Street
                  LLC Issue)/(Branch Banking & Trust Co.,
                  Winston-Salem LOC), Mandatory Tender
                  10/1/2009                                       A+ / NR               1,055,053
 1,055,000        District of Columbia, Revenue Bonds,
                  (Series 1999), 5.30% TOBs (819 7th Street
                  LLC Issue)/(Branch Banking & Trust Co.,
                  Winston-Salem LOC), Mandatory Tender
                  10/1/2004                                       A+ / NR               1,055,053
                  Total                                                                 2,110,106
                  Florida--3.0%
 1,000,000        Escambia County, FL Health Facilities
                  Authority, Revenue Bonds, (Series 2003A),
                  5.00% (Ascension Health Credit Group),
                  11/15/2008                                      AA / Aa2              1,083,490
 545,000          Florida Housing Finance Corp., Homeowner
                  Mortgage Revenue Bonds, (Series 2), 4.75%
                  (MBIA Insurance Corp. INS), 7/1/2019            AAA / Aaa             553,398
 2,000,000      2,Florida State Department of Corrections,
                  Custodial Receipts, 3.00%, 9/10/2009            NR / A3               2,002,000
 1,000,000        Highlands County, FL Health Facilities
                  Authority, Hospital Revenue Bonds,
                  (Series 2002B), 3.50% (Adventist Health
                  System), 11/15/2004                             A / A2                1,002,420
 2,000,000        Highlands County, FL Health Facilities
                  Authority, Hospital Revenue Bonds, 3.35%
                  TOBs (Adventist Health System/ Sunbelt
                  Obligated Group), Mandatory Tender
                  9/1/2005                                        A / A2                2,025,180
 1,885,000        Miami-Dade County, FL School District,
                  Certificates of Participation, (Series
                  A), 5.25% (FSA INS), 10/1/2006                  AAA / Aaa             2,008,713
 1,600,000        Palm Beach County, FL Health Facilities
                  Authority, Hospital Refunding Revenue
                  Bonds, (Series 2001), 5.00% (BRCH
                  Corporation Obligated Group), 12/1/2004         A / NR                1,608,080
                  Total                                                                 10,283,281
                  Georgia--1.7%
 1,575,000        Decatur County-Bainbridge, GA IDA,
                  Revenue Bonds, 4.00% TOBs (John B.
                  Sanifilippo & Son)/(Lasalle Bank, N.A.
                  LOC), Mandatory Tender 6/1/2006                 A+ / NR               1,609,713
 3,000,000        Municipal Electric Authority of Georgia,
                  Combustion Turbine Project Revenue Bonds,
                  (Series 2002A), 5.00% (MBIA Insurance
                  Corp. INS), 11/1/2008                           AAA / Aaa             3,290,520
 950,000          Municipal Electric Authority of Georgia,
                  Refunding Revenue Bonds, (Series Z),
                  5.10% (FSA INS)/(Original Issue Yield:
                  5.15%), 1/1/2005                                AAA / Aaa             958,313
                  Total                                                                 5,858,546
                  Hawaii--0.3%
 1,000,000        Hawaii State, GO UT, (Series  CB)
                  Refunding Bonds, 5.75% (Original Issue
                  Yield: 5.90%), 1/1/2007                         AA- / Aa3             1,081,360
                  Illinois--7.0%
 1,000,000        Chicago, IL O'Hare International Airport,
                  (Series A), 6.375% (MBIA Insurance Corp.
                  INS)/(Original Issue Yield: 6.735%),
                  1/1/2012                                        AAA / Aaa             1,030,850
 1,000,000        Chicago, IL O'Hare International Airport,
                  Revenue Bonds, (Series A), 5.375% (AMBAC
                  INS)/(Original Issue Yield: 5.50%),
                  1/1/2007                                        AAA / Aaa             1,060,190
 2,500,000        Chicago, IL Transit Authority, Capital
                  Grant Receipts Revenue Bonds, (Series
                  B), 5.00% (AMBAC INS), 6/1/2007                 AAA / Aaa             2,552,275
 1,550,000        Chicago, IL, GO UT Refunding Bonds, 6.30%
                  (AMBAC INS)/(Original Issue Yield:
                  6.40%), 1/1/2005                                AAA / Aaa             1,568,058
 4,000,000        Illinois Development Finance Authority,
                  PCR, (Illinois Power Co.), (Series A),
                  ARS, (MBIA Insurance Corp. INS)                 AAA / Aaa             4,000,000
 6,425,000        Illinois Development Finance Authority,
                  PCR, (Illinois Power Co.), ARS, (AMBAC
                  INS)                                            AAA / Aaa             6,425,000
 1,000,000        Illinois State, UT GO Bonds (First Series
                  of December 2000), 5.50%, 12/1/2004             AA / Aa3              1,006,530
 3,000,000        Illinois State, UT GO Bonds (First Series
                  of July 2002), 5.00% (MBIA Insurance
                  Corp. INS), 7/1/2007                            AAA / Aaa             3,232,680
 3,050,000        Will & Kendall Counties, IL Community
                  Consolidated School District No. 202, UT
                  GO Bonds, 5.50% (FSA INS), 12/30/2007           AAA / Aaa             3,357,470
                  Total                                                                 24,233,053
                  Indiana--1.4%
 1,000,000        Indiana Development Finance Authority,
                  Refunding Revenue Bonds, (Series 1998A),
                  4.75% TOBs (Southern Indiana Gas &
                  Electric Co.), Mandatory Tender 3/1/2006        BBB+ / Baa1           1,030,490
 1,200,000        Indiana Health Facility Financing
                  Authority, Health System Revenue Bonds,
                  (Series 2001), 5.00% (Sisters of St.
                  Francis Health Services, Inc.), 11/1/2004       NR / Aa3              1,203,240
 1,000,000        Indiana Health Facility Financing
                  Authority, Revenue Bonds, (Series 2002G),
                  5.50% (Ascension Health Credit Group),
                  11/15/2007                                      AA / Aa2              1,087,720
 405,000          Indiana State HFA, SFM Revenue Bonds,
                  Series C-3, 4.75%, 1/1/2029                     NR / Aaa              411,018
 1,000,000        Lawrenceburg, IN Pollution Control
                  Revenue Board, PCR Revenue Bonds,
                  (Series  F), 2.625% TOBs (Indiana
                  Michigan Power Co.), Mandatory Tender
                  10/1/2006                                       BBB / Baa2            999,810
                  Total                                                                 4,732,278
                  Iowa--0.3%
 1,000,000        Council Bluffs, IA Industrial
                  Development, Revenue Refunding Bonds,
                  (Series  2004), 2.25% (Cargill, Inc.),
                  3/1/2007                                        A+ / NR               990,490
                  Kansas--1.7%
 2,000,000        Burlington, KS, Refunding Revenue Bonds,
                  (Series  1998B), 4.75% TOBs (Kansas City
                  Power And Light Co.), Mandatory Tender
                  10/1/2007                                       BBB / A3              2,104,080
 1,000,000        Burlington, KS, Refunding Revenue Bonds,
                  (Series  1998C), 2.38% TOBs (Kansas City
                  Power And Light Co.), Mandatory Tender
                  9/1/2005                                        BBB / A3              998,840
 2,000,000        La Cygne, KS, Environmental Improvement
                  Revenue Refunding Bonds, (Series  1994),
                  2.25% TOBs (Kansas City Power And Light
                  Co.), Mandatory Tender 9/1/2005                 BBB / A2              1,999,500
 840,000          Lawrence, KS Hospital Authority, Hospital
                  Revenue Bonds, 3.25% (Lawrence Memorial
                  Hospital), 7/1/2007                             NR / Baa1             848,030
 90,000           Sedgwick & Shawnee Counties, KS, SFM
                  Revenue Bonds, Mortgage-Backed Securities
                  Program, Series 1998 A-1, 5.00% (GNMA
                  Collateralized Home Mortgage Program
                  COL), 6/1/2013                                  NR / Aaa              92,130
                  Total                                                                 6,042,580
                  Kentucky--0.3%
 1,000,000        Kentucky Housing Corp., Housing Revenue
                  Bonds, (Series  2003F), 1.80%, 1/1/2006         AAA / Aaa             1,001,720
                  Louisiana--2.2%
 1,000,000        Calcasieu Parish, LA, IDB, Pollution
                  Control Revenue Refunding Bonds, (Series
                  2001), 4.80% (Occidental Petroleum
                  Corp.), 12/1/2006                               BBB+ / Baa1           1,044,850
 1,750,000        Louisiana Public Facilities Authority,
                  Revenue Bonds, (Series  2002), 5.00%
                  (Ochsner Clinic Foundation Project)/(MBIA
                  Insurance Corp. INS), 5/15/2008                 NR / Aaa              1,900,728
 2,000,000        Louisiana State Offshore Terminal
                  Authority, Deep Water Port Refunding
                  Revenue Bonds, (Series  2003D), 4.00%
                  TOBs (Loop LLC), Mandatory Tender 9/1/2008      A / A3                2,067,480
 500,000          Louisiana State Offshore Terminal
                  Authority, Refunding Revenue Bonds, 2.15%
                  TOBs (Loop LLC), Mandatory Tender 4/1/2005      A / A3                500,010
 2,000,000        St. Charles Parish, LA, PCR Refunding
                  Revenue Bonds, (Series  1999A), 4.90%
                  TOBs (Entergy Louisiana, Inc.), Mandatory
                  Tender 6/1/2005                                 BBB- / Baa2           2,026,760
                  Total                                                                 7,539,828
                  Maryland--0.3%
 1,000,000        Prince Georges County, MD, IDRB, (Series
                  1993), 2.16% TOBs (International Paper
                  Co.), Optional Tender 7/15/2005                 BBB / Baa2            1,001,310
                  Massachusetts--1.6%
 1,500,000        Commonwealth of Massachusetts,
                  Construction Loan LT GO Bonds, (Series
                  2001C), 5.00%, 12/1/2010                        AA- / Aa2             1,660,905
 2,000,000        Commonwealth of Massachusetts,
                  Construction Loan UT GO Bonds, (Series
                  2002D), 5.25%, 8/1/2007                         AA- / Aa2             2,170,680
 1,495,000        Commonwealth of Massachusetts, UT GO,
                  4.00% (Escrowed In Treasuries COL),
                  8/1/2008                                        AA- / Aa2             1,578,077
 5,000            Commonwealth of Massachusetts, UT GO,
                  4.00%, 8/1/2008                                 AA- / Aa2             5,272
                  Total                                                                 5,414,934
                  Michigan--5.9%
 1,250,000        Detroit, MI, Capital Improvement LT GO
                  Bonds, (Series 2002A), 5.00% (MBIA
                  Insurance Corp. INS), 4/1/2007                  AAA / Aaa             1,338,725
 1,000,000        Michigan Municipal Bond Authority,
                  Refunding Revenue Bonds, (Series 2002),
                  5.25% (Clean Water Revolving Fund),
                  10/1/2008                                       AAA / Aaa             1,106,340
 2,500,000        Michigan Municipal Bond Authority,
                  Revenue Bonds, 5.25% (Clean Water
                  Revolving Fund), 10/1/2007                      AAA / Aaa             2,727,625
 1,450,000        Michigan Municipal Bond Authority,
                  Revenue Bonds, 5.25% (Drinking Water
                  Revolving Fund), 10/1/2007                      AAA / Aaa             1,580,703
 1,250,000        Michigan Public Power Agency, Belle River
                  Project Refunding Revenue Bonds, (Series
                  2002A), 5.00% (MBIA Insurance Corp. INS),
                  1/1/2006                                        AAA / Aaa             1,299,537
 4,000,000        Michigan Public Power Agency, Belle River
                  Project Refunding Revenue Bonds, (Series
                  2002A), 5.00%, 1/1/2005                         AA / A1               4,033,680
 865,000          Michigan State Building Authority,
                  (Series I) Health, Hospital, Nursing Home
                  Improvement Revenue Bonds, 5.40% (U.S.
                  Treasury PRF 10/1/2004 @102)/(Original
                  Issue Yield: 5.50%), 10/1/2005                  AA / Aa2              882,395
 1,500,000        Michigan State Hospital Finance
                  Authority, Hospital Refunding Revenue
                  Bonds, (Series 2003A), 5.00% (Henry Ford
                  Health System, MI), 3/1/2007                    A- / A1               1,584,180
 1,000,000        Michigan State Hospital Finance
                  Authority, Refunding Revenue Bonds,
                  (Series A), 5.50% (Trinity Healthcare
                  Credit Group), 12/1/2004                        AA- / Aa3             1,006,290
 1,000,000        Michigan State Hospital Finance
                  Authority, Revenue Bonds, 5.00% (Oakwood
                  Obligated Group), 11/1/2005                     A / A2                1,027,880
 875,000          Michigan State Hospital Finance
                  Authority, Revenue Bonds, 5.00% (Oakwood
                  Obligated Group), 11/1/2007                     A / A2                924,473
 1,510,000        Michigan State Strategic Fund, Revenue
                  Bonds, (Series 2004), 2.00% (NSF
                  International), 8/1/2006                        A- / NR               1,501,831
 1,135,000        Saginaw, MI Hospital Finance Authority,
                  Hospital Revenue Refunding Bonds, (Series
                  2004G), 4.00% (Covenant Medical Center,
                  Inc.), 7/1/2006                                 A / NR                1,167,234
                  Total                                                                 20,180,893
                  Minnesota--0.6%
 440,000          Duluth, MN EDA, Health Care Facilities
                  Revenue Bonds, (Series 2004), 4.50%
                  (Benedictine Health System-St. Mary's
                  Duluth Clinic Health System Obligated
                  Group), 2/15/2007                               A- / NR               460,002
 1,385,000        Minneapolis/St. Paul, MN Housing &
                  Redevelopment Authority, Health Care
                  Facility Revenue Bonds, (Series 2003),
                  4.50% (HealthPartners Obligated Group),
                  12/1/2006                                       BBB+ / Baa1           1,431,868
                  Total                                                                 1,891,870
                  Mississippi--0.4%
 1,250,000        Mississippi Hospital Equipment &
                  Facilities Authority, Revenue Bonds,
                  (Series 2004B-2 R-Floats), 3.50% TOBs
                  (Baptist Memorial Healthcare), Mandatory
                  Tender 10/1/2006                                AA / NR               1,275,862
                  Missouri--2.1%
 895,000          Cape Girardeau County, MO IDA, Health
                  Care Facilities Revenue Bonds, (Series
                  A), 4.50% (St. Francis Medical Center,
                  MO), 6/1/2006                                   A / NR                923,479
 1,500,000        Missouri Highways & Transportation
                  Commission, State Road Bonds, (Series
                  2000A), 5.25%, 2/1/2005                         AA / Aa2              1,518,345
 1,500,000        Missouri Highways & Transportation
                  Commission, State Road Bonds, (Series
                  2000A), 5.25%, 2/1/2006                         AA / Aa2              1,568,745
 1,000,000        Missouri State HEFA, Revenue Anticipation
                  Notes, (Series 2002B), 3.00% RANs
                  (Evangel University), 4/22/2005                 NR                    1,001,720
 2,000,000        Missouri State HEFA, Revenue Bonds,
                  (Series 2002A), 5.00% (SSM Health Care
                  Credit Group), 6/1/2007                         AA- / NR              2,134,960
                  Total                                                                 7,147,249
                  Nebraska--0.5%
 1,665,000        Nebraska Public Power District, General
                  Revenue Bonds, (Series 2002B), 4.00%
                  (AMBAC INS), 1/1/2006                           AAA / Aaa             1,710,654
                  Nevada--0.4%
 1,500,000      2,Director of the State of Nevada
                  Department of Business and Industry,
                  Solid Waste Disposal Revenue Bonds, 3.30%
                  TOBs (Waste Management, Inc.), Mandatory
                  Tender 10/1/2007                                BBB / NR              1,500,075
                  New Jersey--1.0%
 2,185,000        Bayonne, NJ, 3.00% BANs, 7/1/2005               NR                    2,198,597
 680,000          New Jersey EDA, Revenue Refunding Bonds,
                  (Series A), 3.70% (Winchester Gardens at
                  Ward Homestead)/(Original Issue Yield:
                  3.80%), 11/1/2008                               NR/BBB-               672,561
 600,000          New Jersey EDA, School Facilities
                  Construction Revenue Bonds, (Series
                  2004I), 5.00% (New Jersey State), 9/1/2009      A+ / A1               657,828
                  Total                                                                 3,528,986
                  New Mexico--0.9%
 1,000,000        Farmington, NM, PCR Bonds, (Series
                  2003B), 2.10% TOBs (Public Service Co.,
                  NM), Mandatory Tender 4/1/2006                  BBB / Baa2            995,380
 1,030,000        New Mexico State Hospital Equipment Loan
                  Council, Hospital Revenue Bonds, (Series
                  2003), 4.00% (St. Vincent
                  Hospital)/(Radian Asset Assurance INS),
                  7/1/2007                                        AA / NR               1,073,621
 1,000,000        Santa Fe, NM Community College District,
                  (GO UT), 5.45% (Original Issue Yield:
                  5.55%), 8/1/2010                                NR / Aa3              1,070,530
                  Total                                                                 3,139,531
                  New York--9.7%
 1,000,000        Dutchess County, NY IDA, Revenue Bonds,
                  2.75% (Marist College), 7/1/2005                NR / Baa1             1,004,700
 1,110,000        Dutchess County, NY IDA, Revenue Bonds,
                  4.00% (Marist College), 7/1/2009                NR / Baa1             1,136,751
 2,000,000        Long Island Power Authority, NY, Electric
                  System General Revenue Bonds, (Series
                  2003A), 4.50%, 6/1/2005                         A- / Baa1             2,033,940
 3,000,000        Metropolitan Transportation Authority,
                  NY, Dedicated Tax Fund Revenue Bonds,
                  (Series 2002A), 5.00% (FSA INS),
                  11/15/2007                                      AAA / Aaa             3,254,160
 1,250,000        Metropolitan Transportation Authority,
                  NY, Dedicated Tax Fund Revenue Bonds,
                  (Series 2002A), 5.25% (FSA INS),
                  11/15/2008                                      AAA / NR              1,384,675
 1,000,000        New York City, NY Transitional Finance
                  Authority, Secured Future Tax Revenue
                  Bonds, (Series 2003A), 5.00%, 2/1/2009          AA+ / Aa2             1,095,110
 1,000,000        New York City, NY, UT GO Bonds, (Series
                  G), 5.00%, 8/1/2007                             A / A2                1,072,920
 1,000,000        New York City, NY, UT GO Bonds, (Series
                  2004E), 5.00%, 8/1/2005                         A / A2                1,025,970
 1,000,000        New York City, NY, UT GO Bonds, (Series
                  2004E), 5.00%, 8/1/2006                         A / A2                1,052,720
 2,000,000        New York City, NY, UT GO Bonds, (Series
                  2002F), 5.25%, 8/1/2009                         A / A2                2,204,400
 1,000,000        New York City, NY, UT GO Bonds, (Series
                  D), 5.00%, 8/1/2006                             A / A2                1,052,720
 1,000,000        New York City, NY, UT GO Bonds, (Series
                  E), 5.00%, 8/1/2007                             A / A2                1,072,920
 2,000,000        New York City, NY, UT GO Bonds, (Series
                  G), 5.00%, 8/1/2008                             A / A2                2,169,760
 4,145,000        New York State Dormitory Authority,
                  Mental Health Services Facilities Revenue
                  Bonds, (Series 2003C-1), 5.00% (New York
                  State), 2/15/2006                               AA- / NR              4,312,458
 2,000,000        New York State Thruway Authority, Local
                  Highway & Bridge Service Contract Bonds,
                  (Series 2002), 5.00% (New York State),
                  4/1/2006                                        AA- / A3              2,092,180
 2,000,000        New York State Thruway Authority, Local
                  Highway & Bridge Service Contract Bonds,
                  (Series 2002), 5.00% (New York State),
                  4/1/2007                                        AA- / A3              2,140,440
 2,000,000        New York State Urban Development Corp.,
                  Correctional & Youth Facilities Revenue
                  Bonds, (Series 2002A), 5.00% (New York
                  State), 1/1/2008                                AA- / A3              2,159,420
 1,000,000        New York State Urban Development Corp.,
                  Revenue Bonds, (Series 2003B), 5.00% (New
                  York State Personal Income Tax Revenue
                  Bond Fund), 3/15/2006                           AA / NR               1,044,650
 1,000,000        New York State Urban Development Corp.,
                  Revenue Bonds, (Series 2003B), 5.00% (New
                  York State Personal Income Tax Revenue
                  Bond Fund), 3/15/2007                           AA / NR               1,068,950
 1,020,000        United Nations, NY Development Corp.,
                  Senior Lien Refunding Revenue Bonds,
                  (Series 2004A), 4.00%, 7/1/2008                 NR / A3               1,066,991
                  Total                                                                 33,445,835
                  North Carolina--0.6%
 1,100,000        North Carolina Medical Care Commission,
                  Health Care Facilities First Mortgage
                  Revenue Refunding Bonds, (Series 2004A),
                  2.80% (Deerfield Episcopal Retirement
                  Community )/(Original Issue Yield:
                  2.84%), 11/1/2008                               NR/A-                 1,086,998
 1,000,000        North Carolina State, GO UT Bonds, 5.00%,
                  5/1/2011                                        AAA / Aa1             1,093,820
                  Total                                                                 2,180,818
                  North Dakota--0.2%
 750,000          North Dakota State Building Authority,
                  Revenue Bonds, 4.00%, 12/1/2007                 A+ / A2               784,522
                  Ohio--4.4%
 1,000,000        Beavercreek, OH Local School District,
                  Special Tax Anticipation Notes, 4.25%,
                  12/1/2004                                       NR                    1,003,520
 4,000,000        Lorain County, OH, (Catholic Healthcare
                  Partners), ARS, (FSA INS)                       AAA / Aaa             4,000,000
 1,450,000        Mahoning County, OH Hospital Facilities,
                  Adjustable Rate Demand Health Care
                  Facilities Revenue Refunding Bonds,
                  (Series 2002), 4.00% TOBs (Copeland Oaks
                  Project)/(Sky Bank LOC), Mandatory Tender
                  3/31/2005                                       NR / A3               1,458,976
 180,000          Ohio HFA, Residential Mortgage Revenue
                  Bonds, (Series 1997D-1), 4.85% (GNMA
                  Collateralized Home Mortgage Program
                  COL), 3/1/2015                                  NR / Aaa              180,511
 280,000          Ohio HFA, Residential Mortgage Revenue
                  Bonds, (Series 1998A-1), 4.60% (GNMA
                  Collateralized Home Mortgage Program
                  COL), 9/1/2026                                  AAA / Aaa             282,408
 2,250,000        Ohio State Air Quality Development
                  Authority, Environmental Refunding
                  Revenue Bonds, 2.00% TOBs (MeadWestvaco
                  Corp.), Mandatory Tender 11/1/2004              BBB / Baa2            2,249,325
 875,000          Ohio State Air Quality Development
                  Authority, Refunding Revenue Bonds,
                  (Series 2002A), 3.375% TOBs (Pennsylvania
                  Power Co.), Mandatory Tender 7/1/2005           BB+ / Baa2            874,125
 1,000,000        Ohio State Water Development Authority
                  Pollution Control Facilities, Refunding
                  Revenue Bonds, (Series 1999B), 4.50% TOBs
                  (Toledo Edison Co.), Mandatory Tender
                  9/1/2005                                        BB+ / Baa3            1,012,480
 2,000,000        Ohio State Water Development Authority
                  Pollution Control Facilities, Refunding
                  Revenue Bonds, (Series B), 3.35% TOBs
                  (Ohio Edison Co.), Mandatory Tender
                  12/1/2005                                       BB+ / Baa2            1,999,840
 1,000,000        Ohio State Water Development Authority,
                  PCR Bonds, (Series A), 3.40% TOBs
                  (Cleveland Electric Illuminating Co.),
                  Mandatory Tender 10/1/2004                      BBB- / Baa2           1,001,880
 1,000,000        University of Cincinnati, OH, General
                  Receipts Revenue Bonds, (Series A), 5.50%
                  (FGIC INS), 6/1/2006                            AAA / Aaa             1,059,550
                  Total                                                                 15,122,615
                  Oklahoma--1.1%
 915,000          Oklahoma Development Finance Authority,
                  Hospital Revenue Refunding Bonds, (Series
                  2004), 5.00% (Unity Health Center),
                  10/1/2008                                       BBB+ / NR             965,325
 960,000          Oklahoma Development Finance Authority,
                  Hospital Revenue Refunding Bonds, (Series
                  2004), 5.00% (Unity Health Center),
                  10/1/2009                                       BBB+ / NR             1,017,869
 1,645,000        Oklahoma HFA, SFM Revenue Bonds, (Series
                  1998D-2), 6.25% (GNMA Collateralized Home
                  Mortgage Program COL), 9/1/2029                 NR / Aaa              1,680,121
                  Total                                                                 3,663,315
                  Oregon--1.1%
 1,000,000        Clackamas County, OR Hospital Facilities
                  Authority, Revenue Refunding Bonds,
                  (Series 2001), 5.00% (Legacy Health
                  System), 5/1/2006                               AA / Aa3              1,046,170
 2,000,000        Medford, OR Hospital Facilities
                  Authority, (Rogue Valley Manor), SAVRs,
                  (Radian Asset Assurance INS)                    AA / NR               2,000,000
 750,000          Port of Portland, OR, 2.55% TOBs (Union
                  Pacific Railroad Co.)/(Union Pacific
                  Corp. GTD), Optional Tender 12/1/2004           BBB / NR              751,155
                  Total                                                                 3,797,325
                  Pennsylvania--6.1%
 1,345,000        Allegheny County, PA HDA, Revenue Bonds,
                  (Series 2003B), 5.50% (UPMC Health
                  System), 6/15/2007                              A / NR                1,444,261
 1,000,000        Erie, PA Higher Education Building
                  Authority, (Series F), 2.25% TOBs (Gannon
                  University)/(PNC Bank, N.A. LOC),
                  Mandatory Tender 1/15/2007                      AA- / NR              1,000,000
 815,000          Erie, PA Higher Education Building
                  Authority, College Revenue Refunding
                  Bonds, (Series 2004A), 3.20% (Mercyhurst
                  College)/(Original Issue Yield: 3.22%),
                  3/15/2008                                       BBB / NR              815,970
 865,000          Erie, PA Higher Education Building
                  Authority, College Revenue Refunding
                  Bonds, (Series 2004A), 3.70% (Mercyhurst
                  College)/(Original Issue Yield: 3.79%),
                  3/15/2010                                       BBB / NR              862,959
 160,000          Erie, PA Higher Education Building
                  Authority, College Revenue Refunding
                  Bonds, (Series 2004B), 3.20% (Mercyhurst
                  College)/(Original Issue Yield: 3.22%),
                  3/15/2008                                       BBB / NR              160,190
 220,000          Erie, PA Higher Education Building
                  Authority, College Revenue Refunding
                  Bonds, (Series 2004B), 3.70% (Mercyhurst
                  College)/(Original Issue Yield: 3.79%),
                  3/15/2010                                       BBB / NR              219,481
 1,115,000        Lebanon County, PA Health Facilities
                  Authority, Hospital Revenue Bonds, 4.00%
                  (Good Samaritan Hospital), 11/15/2009           BBB+ / Baa1           1,126,451
 5,000,000        Montgomery County, PA IDA, PCR Refunding
                  Bonds, (Series 1999A), 5.20% TOBs (Peco
                  Energy Co.), Mandatory Tender 10/1/2004         BBB+ / A3             5,000,350
 1,265,000        Pennsylvania EDFA, Resource Recovery
                  Refunding Revenue Bonds, (Series  B),
                  6.75% (Northampton Generating), 1/1/2007        BBB- / NR             1,308,870
 1,000,000        Pennsylvania State Higher Education
                  Facilities Authority, Pennsylvania
                  Financing Program Revenue Bonds, (Series
                  M), 4.00% TOBs (Cedar Crest
                  College)/(Citizens Bank of Pennsylvania
                  LOC), Mandatory Tender 5/1/2006                 NR / Aa2              1,005,760
 200,000          Pennsylvania State Higher Education
                  Facilities Authority, Revenue Bonds,
                  (Series 2001A), 5.75% (UPMC Health
                  System), 1/15/2007                              A / NR                214,238
 1,000,000        Pennsylvania State Higher Education
                  Facilities Authority, Revenue Bonds,
                  (Series 2001A), 5.75% (UPMC Health
                  System), 1/15/2008                              A / NR                1,084,950
 1,000,000        Pennsylvania State Higher Education
                  Facilities Authority, Revenue Bonds,
                  (Series 2004M-2), 3.50% TOBs (Valley
                  Forge Military Academy
                  Foundation)/(Fulton Bank LOC), Mandatory
                  Tender 11/1/2008                                NR / A1               1,011,310
 2,000,000        Pennsylvania State Higher Education
                  Facilities Authority, Revenue Bonds,
                  3.625% TOBs (King's College)/(PNC Bank,
                  N.A. LOC), Mandatory Tender 5/1/2006            AA- / NR              2,051,200
 1,250,000        Pennsylvania State Turnpike Commission,
                  Turnpike Refunding Revenue Bonds, (Series
                  2001S), 5.50% (FGIC INS), 6/1/2006              AAA / Aaa             1,325,500
 1,000,000        Pennsylvania State, Refunding UT GO
                  Bonds, 5.125% (AMBAC INS)/
                  (Original Issue Yield: 5.35%), 9/15/2011        AAA / Aaa             1,082,650
 423,292          Philadelphia, PA Municipal Authority,
                  Equipment Revenue Bonds, (Series 1997A),
                  5.297% (Philadelphia, PA Gas
                  Works)/(AMBAC INS), 10/1/2004                   AAA / Aaa             423,335
 1,000,000        Sayre, PA, Health Care Facilities
                  Authority, Revenue Bonds, (Series 2002A),
                  5.50% (Guthrie Healthcare System, PA),
                  12/1/2005                                       A- / NR               1,034,230
 230,000          Scranton-Lackawanna, PA Health & Welfare
                  Authority, Revenue Bonds, 7.125% (Allied
                  Services Rehabilitation Hospitals, PA),
                  7/15/2005                                       BB+                   232,916
                  Total                                                                 21,404,621
                  Rhode Island--0.6%
 600,000          Rhode Island State Health and Educational
                  Building Corp., Hospital Financing
                  Revenue Bonds, (Series 2002), 5.00%
                  (Lifespan Obligated Group), 8/15/2005           BBB / Baa2            611,232
 650,000          Rhode Island State Health and Educational
                  Building Corp., Hospital Financing
                  Revenue Bonds, (Series 2002), 5.25%
                  (Lifespan Obligated Group), 8/15/2006           BBB / Baa2            675,786
 700,000          Rhode Island State Health and Educational
                  Building Corp., Hospital Financing
                  Revenue Bonds, (Series 2002), 5.50%
                  (Lifespan Obligated Group), 8/15/2007           BBB / Baa2            741,153
                  Total                                                                 2,028,171
                  South Carolina--1.2%
 1,000,000        Charleston County, SC, Hospital Revenue
                  Bonds, (Series 2004A), 5.00%
                  (CareAlliance Health Services d/b/a Roper
                  St. Francis Healthcare), 8/15/2007              A- / A3               1,058,710
 780,000          Lexington County, SC Health Services
                  District, Inc., Hospital Revenue Bonds,
                  (Series 2004), 6.00% (Lexington Medical
                  Center), 5/1/2008                               A / A2                854,467
 1,000,000        Richland County, SC, Environmental
                  Improvement Revenue Refunding Bonds,
                  (Series 2002A), 4.25% (International
                  Paper Co.), 10/1/2007                           BBB / Baa2            1,032,150
 1,100,000        South Carolina State Public Service
                  Authority, Revenue Bonds, (Series D),
                  5.00% (Santee Cooper), 1/1/2007                 AA- / Aa2             1,170,422
                  Total                                                                 4,115,749
                  South Dakota--0.6%
 1,240,000        South Dakota State Health & Educational
                  Authority, Refunding Revenue Bonds, 5.25%
                  (Sioux Valley Hospital & Health System),
                  11/1/2005                                       A+ / A1               1,281,776
 890,000          South Dakota State Health & Educational
                  Authority, Revenue Bonds, 5.25%
                  (Westhills Village Retirement Community),
                  9/1/2009                                        A- / NR               953,777
                  Total                                                                 2,235,553
                  Tennessee--4.6%
 1,000,000        Carter County, TN IDB, (Series 1983),
                  4.15% (Temple-Inland, Inc.), 10/1/2007          BBB / NR              1,034,270
 1,000,000        Metropolitan Government Nashville &
                  Davidson County, TN HEFA, Multifamily
                  Housing Revenue Bonds, 5.20% TOBs
                  (American Housing Corp.)/(FNMA LOC),
                  Mandatory Tender 2/1/2006                       AAA / NR              1,043,080
 1,995,000        Metropolitan Government Nashville &
                  Davidson County, TN HEFA, Refunding
                  Revenue Bonds, (Series B), 4.50%
                  (Vanderbilt University), 10/1/2005              AA / Aa2              2,050,601
 2,085,000        Metropolitan Government Nashville &
                  Davidson County, TN HEFA, Refunding
                  Revenue Bonds, (Series B), 4.50%
                  (Vanderbilt University), 10/1/2006              AA / Aa2              2,189,563
 2,000,000        Metropolitan Government Nashville &
                  Davidson County, TN HEFA, Revenue Bonds,
                  6.875% (Meharry Medical College)/(United
                  States Treasury GTD)/(Original Issue
                  Yield: 7.27%), (U.S. Treasury PRF
                  12/1/2004@102), 12/1/2024                       AAA / #Aaa            2,057,680
 2,000,000        Metropolitan Government Nashville &
                  Davidson County, TN IDB, Revenue Bonds,
                  3.75% TOBs (Waste Management, Inc.),
                  Mandatory Tender 8/1/2007                       BBB / NR              2,024,280
 1,000,000        Shelby County, TN Health Education &
                  Housing Facilities Board, Revenue Bonds,
                  (Series 2004A R-Floats), 5.00% (Baptist
                  Memorial Healthcare), 9/1/2007                  AA / NR               1,064,830
 1,000,000        Shelby County, TN Health Education &
                  Housing Facilities Board, Revenue Bonds,
                  (Series 2004A R-Floats), 5.00% TOBs
                  (Baptist Memorial Healthcare), Mandatory
                  Tender 10/1/2008                                AA / NR               1,073,350
 2,470,000        Sullivan County, TN Health Educational &
                  Housing Facilities Board, Hospital
                  Refunding Revenue Bonds, 4.00% (Wellmont
                  Health System), 9/1/2005                        BBB+ / NR             2,494,453
 740,000          Sullivan County, TN Health Educational &
                  Housing Facilities Board, Hospital
                  Refunding Revenue Bonds, 5.00% (Wellmont
                  Health System), 9/1/2007                        BBB+ / NR             772,101
                  Total                                                                 15,804,208
                  Texas--9.7%
 5,000,000        Austin, TX Water and Wastewater System,
                  Refunding Revenue Bonds, (Series 2002A),
                  5.25% (AMBAC INS), 11/15/2007                   AAA / Aaa             5,454,050
 1,000,000        Austin, TX, Hotel Occupancy, 5.625%
                  (AMBAC INS)/(Original Issue Yield:
                  5.71%), 11/15/2019                              AAA / Aaa             1,120,020
 965,000          Brazoria County, TX Health Facilities
                  Development Corp., Revenue Bonds, 5.00%
                  (Brazosport Memorial Hospital)/(Radian
                  Asset Assurance INS), 7/1/2008                  AA / NR               1,039,373
 2,885,000        Brazos River Authority, TX, (Series
                  1995B), 5.05% TOBs (TXU Energy),
                  Mandatory Tender 6/19/2006                      BBB / Baa2            2,970,050
 1,195,000        Fort Worth, TX Independent School
                  District, (GO UT), 4.25% (PSFG GTD),
                  2/15/2005                                       AAA / Aaa             1,206,603
 1,370,000        Gregg County, TX HFDC, Hospital Revenue
                  Bonds, (Series 2002A), 5.50% (Good
                  Shepherd Medical Center), 10/1/2005             BBB / Baa2            1,404,880
 2,000,000        Gulf Coast, TX Waste Disposal Authority,
                  Environmental Facilities Refunding
                  Revenue Bonds, 4.20% (Occidental
                  Petroleum Corp.), 11/1/2006                     BBB+ / Baa1           2,070,440
 2,265,000        Gulf Coast, TX Waste Disposal Authority,
                  Revenue Bonds, (Series 2002), 5.00%
                  (Bayport Area System)/(AMBAC INS),
                  10/1/2007                                       AAA / Aaa             2,441,806
 945,000          Harris County, TX HFDC, Hospital Revenue
                  Bonds, (Series 2004A), 5.00% (Memorial
                  Hermann Healthcare System), 12/1/2007           A / A2                1,007,011
 1,000,000        Harris County, TX, GO LT Correctional
                  Facility Improvement Bonds, 5.50%
                  (Original Issue Yield: 5.55%), 10/1/2011        AA+ / Aa1             1,069,910
 1,000,000        Johnson County, TX, (GO UT), 5.00% (FSA
                  INS), 2/15/2016                                 AAA / Aaa             1,076,180
 2,500,000        Matagorda County, TX Navigation District
                  Number One, PCR Refunding Bonds, (Series
                  1999A), 2.15% TOBs (AEP Texas Central
                  Co.), Mandatory Tender 11/1/2004                BBB / Baa2            2,499,350
 500,000          North Central Texas HFDC, Revenue Bonds,
                  5.50% (Baylor Health Care System),
                  5/15/2007                                       AA- / Aa3             538,395
 1,000,000        North Texas Tollway Authority, (Series
                  A), 5.10% (FGIC INS)/(Original Issue
                  Yield: 5.20%), 1/1/2013                         AAA / Aaa             1,078,330
 750,000          San Antonio, TX Electric & Gas System,
                  Refunding Revenue Bonds, (Series 2002),
                  5.25%, 2/1/2008                                 AA+ / Aa1             818,820
 1,000,000        Spring Texas Independent School District,
                  5.25% (PSFG GTD), 2/15/2019                     AAA / Aaa             1,070,840
 6,000,000        Texas Turnpike Authority, Second Tier
                  Bond Anticipation Notes, (Series 2002),
                  5.00%, 6/1/2008                                 AA / Aa3              6,524,340
                  Total                                                                 33,390,398
                  Utah--0.6%
 1,650,000        Alpine, UT School District, UT GO Bonds,
                  5.25% (Utah Qualified Local School Board
                  Program GTD), 3/15/2006                         NR / Aaa              1,731,774
 420,000          Intermountain Power Agency, UT, (Series
                  B), 5.25% (Escrowed In Treasuries
                  COL)/(Original Issue Yield: 5.79%),
                  7/1/2017                                        A+ / A1               425,447
                  Total                                                                 2,157,221
                  Virginia--1.8%
 605,000          Chesapeake, VA IDA, Public Facility Lease
                  Revenue Bonds, 5.40% (MBIA Insurance
                  Corp. INS)/(Original Issue Yield: 5.50%),
                  6/1/2005                                        AAA / Aaa             618,963
 1,000,000        Chesterfield County, VA IDA, PCR Bonds,
                  4.95% (Virginia Electric & Power Co.),
                  12/1/2007                                       BBB+ / A3             1,032,750
 1,000,000        Fairfax County, VA, Series A, 5.00%
                  (State Aid Withholding GTD), 6/1/2008           AAA / Aaa             1,093,650
 1,250,000        Hopewell, VA, Public Improvement UT GO
                  Bonds, (Series 2004A), 5.00%, 7/15/2009         A / A2                1,325,575
 1,280,000        Louisa, VA IDA, Solid Waste & Sewage
                  Disposal Revenue Bonds, (Series 2000A),
                  2.35% TOBs (Virginia Electric & Power
                  Co.), Mandatory Tender 4/1/2007                 BBB+ / A3             1,266,624
 1,000,000        Virginia Peninsula Port Authority,
                  Revenue Refunding Bonds, (Series 2003),
                  3.30% TOBs (Dominion Terminal
                  Associates)/(Dominion Resources, Inc.
                  GTD), Mandatory Tender 10/1/2008                BBB+ / Baa1           1,005,970
                  Total                                                                 6,343,532
                  Washington--3.2%
 1,155,000        Clark County, WA Public Utilities
                  District No. 001, Generating System
                  Revenue Refunding Bonds, (Series 2000),
                  5.50% (FSA INS), 1/1/2005                       AAA / Aaa             1,166,238
 2,065,000        Clark County, WA Public Utilities
                  District No. 001, Generating System
                  Revenue Refunding Bonds, (Series 2000),
                  5.50% (FSA INS), 1/1/2006                       AAA / Aaa             2,158,503
 1,000,000        Snohomish County, WA School District No.
                  6, UT GO Refunding Bonds, 5.45% (FGIC
                  INS), 12/1/2005                                 AAA / Aaa             1,042,800
 1,310,000        Spokane, WA, Refunding UT GO Bonds, 5.50%
                  (MBIA Insurance Corp. INS), 12/15/2007          AAA / Aaa             1,441,275
 1,000,000        Washington State Public Power Supply
                  System, (Series B), 5.40% (Energy
                  Northwest, WA)/(Original Issue Yield:
                  5.45%), 7/1/2005                                NR / Aaa              1,027,650
 2,000,000        Washington State, Refunding UT GO Bonds,
                  5.25%, 9/1/2005                                 AA / Aa1              2,064,300
 2,000,000        Washington State, Various Purpose
                  Refunding UT GO Bonds, (Series R-2003A) ,
                  3.50% (MBIA Insurance Corp. INS), 1/1/2007      AAA / Aaa             2,065,040
                  Total                                                                 10,965,806
                  Wisconsin--1.9%
 1,000,000        Pleasant Prairie, WI Water & Sewer
                  System, Bond Anticipation Notes, 4.00%,
                  10/1/2007                                       NR / A3               1,041,380
 1,885,000        Waupaca, WI, Anticipation Notes, (Series
                  2003B), 3.50%, 4/1/2007                         NR                    1,891,767
 1,500,000        Wisconsin State HEFA, Revenue Bonds,
                  (Series 2002A), 5.00% (Ministry Health
                  Care)/(MBIA Insurance Corp. INS),
                  2/15/2005                                       AAA / Aaa             1,518,705
 765,000          Wisconsin State HEFA, Revenue Bonds,
                  (Series 2003A), 5.00% (Wheaton Franciscan
                  Services), 8/15/2009                            A / A2                825,879
 1,300,000        Wisconsin State, (Series F), 5.00% (FSA
                  INS), 5/1/2005                                  AAA / Aaa             1,325,337
                  Total                                                                 6,603,068
                  Wyoming--1.6%
 2,150,000        Albany County, WY, Pollution Control
                  Revenue Bonds (Series 1985), 2.55% TOBs
                  (Union Pacific Railroad Co.)/(Union
                  Pacific Corp. GTD), Optional Tender
                  12/1/2004                                       BBB / NR              2,148,689
 3,500,000        Lincoln County, WY, PCR Refunding Bonds,
                  (Series 1991), 3.40% TOBs (Pacificorp),
                  Mandatory Tender 6/1/2010                       A- / A3               3,463,215
                  Total                                                                 5,611,904
                  Total Municipal BONDs
                  (identified cost $341,147,910)                                        345,834,205
                  Short-Term Municipals--0.7%
                  Arizona--0.7%
 1,150,000        Prescott, AZ IDA, (Series A) Weekly VRDNs
                  (Prescott Convention Center,
                  Inc.)/(Household Finance Corp. GTD)             A-1 / NR              1,150,000
 1,150,000        Prescott, AZ IDA, (Series B) Weekly VRDNs
                  (Prescott Convention Center,
                  Inc.)/(Household Finance Corp. GTD)             A-1 / NR              1,150,000
                  Total SHort-Term Municipals
                  (identified cost $2,300,000)                                          2,300,000
                  Total Investments--100.8%
                  (identified cost $343,447,910)4                                       348,134,205
                  Other assets and liabilities--net--(0.8)%
                                                                                        (2,751,290)
                  Total Net assets--100%
                                                                                  $     345,382,915


       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 10.5% of the Fund's portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1      Please refer to the Statement of Additional Information for an
       explanation of the credit ratings.   Current rates are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2004, these securities amounted to $5,542,095 which represents 1.6% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At September 30, 2004, these securities amounted to $5,542,095 which represents 1.6% of total net assets.

       Additional Information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees for each security held at September 30, 2004, is as follows:

       Security                           Acquisition Date        Acquisition
       Cost

       Florida State Department of
       Corrections, Custodial Receipts,
       3.00%, 9/10/2009                   2/27/2004               $2,000,000


       Director of the State of Nevada Department
       of Business and Industry, Solid Waste Disposal
       Revenue Bonds, 3.30% TOBs
       (Waste Management, Inc.), Mandatory
       Tender 10/1/2007                   9/23/2004               $1,500,000


4 The cost of investments for federal tax purposes amounts to $343,426,003. The net unrealized appreciation of investments for federal tax purposes was $4,708,202. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,962,915 and net unrealized depreciation from investments for those securities having an excess of cost over value of $254,713.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
ARS         --Auction Rate Securities
BANs        --Bond Anticipation Notes
COL         --Collateralized
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranty
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LLC         --Limited Liability Corporation
LOC         --Letter of Credit
LT          --Limited Tax
PCR         --Pollution Control Revenue
PCFA        --Pollution Control Finance Authority
PRF         --Prerefunded
PSFG        --Permanent School Fund Guarantee
RANs        --Revenue Anticipation Notes
SAVRS       --Select Auction Variable Rates
SFM         --Single Family Mortgage
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes



Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Short-Term Municipal Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                           (insert name and title)

Date        November 24, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ John B. Fisher, Principal Executive Officer
Date         November 24, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date         November 24, 2004